Purchases and other expenses - Broadcasting rights and equipment inventories - Accounting policies (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Inventories treated as consignment with distributors	€ 49	€ 55	€ 48